Organization (Tables)	3 Months Ended
Mar. 31, 2024
Organization
Schedule of fair value transactions
Liability as of
March 31, 2024

Earnout liability	$26,618,278
Senior Secured Convertible Promissory Notes	4,204,743
Warrant liability (Public Warrants)- exerciseable at $11.50 per share	7,311,998
Warrant liability (Private Warrants)- exerciseable at $11.50 per share	203,078
Total liabilities measured at fair value	$38,338,097

Other expense related to instruments recorded at fair value during the three months ended March 31, 2024	$30,371,318